Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of financial assets at fair value through other comprehensive income		₩ 301,920	₩ 159,883
Loss on disposal of financial assets at fair value through other comprehensive income		(28,127)	(7,605)
Gain on disposal of securities at amortized cost	[1]	42	86
Loss on disposal of securities at amortized cost	[1]	(67)	(20)
Total		₩ 273,768	₩ 152,344

[1]	The issuers of those securities have exercised the early redemption options and the others.